CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue from Major Customers) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	18.00%		21.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	16.00%

[1]	Less than 10%